BALANCE SHEETS (USD $)	Jan. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Current
Cash and cash equivalents	$ 140,482	$ 31,201	$ 62,989
Accounts receivable	176,438	230,880	74,879
Prepaid expenses and deposit	5,898	2,147	2,338
Total Current Assets	322,818	264,228	140,206
Capital assets, net		0	425
Deferred charges	48,871	33,092	0
Oil and gas properties
Proved property	3,697,497	3,717,866	3,118,376
Unproved properties	19,293	19,293	19,293
Prepayment for oil and gas exploration	139,891	304,890	0
Total oil and gas properties	3,856,681	4,042,049	3,137,669
TOTAL ASSETS	4,228,370	4,339,369	3,278,300
Current
Accounts payable and accrued liabilities	122,072	322,313	137,437
Loan payable	1,552,513	754,501	910,441
Due to a related party	1,769	1,769	1,769
Total Current Liabilities	1,676,354	1,078,583	1,049,647
Loan Payable	0	599,438	75,000
TOTAL LIABILITIES	1,676,354	1,678,021	1,124,647
STOCKHOLDERS' EQUITY
Share Capital Authorized: 200,000,000 common voting shares with a par value of $0.001 per share Issued and outstanding: 16,431,452 common shares at January 31, 2012 (16,431,452 common shares at October 31, 2011)	16,431	16,431	12,926
Additional paid-in capital	7,117,124	7,107,535	6,065,119
Deficit	(4,581,539)	(4,462,618)	(3,924,392)
Total Stockholders' Equity	2,552,016	2,661,348	2,153,653
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 4,228,370	$ 4,339,369	$ 3,278,300